Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Numerator for loss per share:
Net loss | $	$ (22,868)
Net loss attributable to redeemable noncontrolling interests | $	(16,515)
Net loss attributable to common stockholders | $	$ (6,353)
Denominator for earnings (loss) per share:
Weighted-average common shares outstanding	5,223
Denominator for basic loss per share	5,223
Weighted-average unvested restricted stock units	0
Denominator for diluted earnings per share	5,223
Earnings (loss) per weighted average common share:
Basic | $ / shares	$ (1.22)
Diluted | $ / shares	$ (1.22)